Shareholder Fees - FidelityAdvisorSeriesGrowthOpportunitiesFund-PRO	Jan. 28, 2023 USD ($)
FidelityAdvisorSeriesGrowthOpportunitiesFund-PRO | Fidelity Advisor Series Growth Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none